Revenue and Other Income	12 Months Ended
Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue and Other Income
5.	REVENUE AND OTHER INCOME
An analysis of revenue is as follows:

	Year ended December 31,
	2017	2018	2019
	HK$	HK$	HK$
Revenue from contracts with customers
Investment banking
Investment banking fee and income	208,162,829	288,591,129	455,955,912

Asset management
Management fee and performance-based incentive fee	47,774,685	43,465,186	103,509,196
Brokerage and handling fees	16,270,055	31,393,570	19,383,099
Others	6,768,634	4,088,230	1,158,069

	70,813,374	78,946,986	124,050,364

	278,976,203	367,538,115	580,006,276

Revenue from other sources
Strategic investment
Dividend income	22,564,600	99,227,724	92,316,548
Gain related to disposed investment	46,943,698	—	8,235,180

	69,508,298	99,227,724	100,551,728

Net fair value changes on financial assets at fair value through profit or loss and stock loan
- from listed equity shares, at quoted price	684,660,652	202,304,000	(683,060,000)
- from unlisted debt securities	—	86,000	—
- from unlisted equity shares	18,600	54,070,295	41,456,007

Total net fair value changes on financial assets at fair value through profit or loss and stock loan	684,679,252	256,460,295	(641,603,993)

Net fair value changes on derivative financial asset
-from derivative financial asset	—	—	1,165,220,000
	—	—	1,165,220,000

	1,033,163,753	723,226,134	1,204,174,011

(i)	Disaggregated revenue information
The Company assesses revenues based upon the nature or type of goods or services it provides and the operating segments of the related businesses. For more information on the operating segments, see
N
ote 4, “Operating Segment Information”. The following tables present disaggregated revenue information:
Year ended December
31,
2017

Segments	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Investment banking
Underwriting commission and brokerage fee	150,649,829	—	—	150,649,829
Financial advisory fee	57,513,000	—	—	57,513,000
Asset management
Management fee and performance-based incentive fee	—	47,774,685	—	47,774,685
Brokerage and handling fee	—	16,270,055	—	16,270,055
Strategic investment
Net fair value changes on financial assets at fair value through profit or loss and stock loan	—	—	684,679,252	684,679,252
Gain related to disposed investment	—	—	46,943,698	46,943,698
Dividend income	—	—	22,564,600	22,564,600
Others	—	6,768,634	—	6,768,634

Total	208,162,829	70,813,374	754,187,550	1,033,163,753

Segments	Investment banking	Asset management	Total
	HK$	HK$	HK$
Timing of revenue recognition
Services transferred at a point in time	150,649,829	23,038,689	173,688,518
Services transferred over time	57,513,000	47,774,685	105,287,685

Total revenue from contracts with customers	208,162,829	70,813,374	278,976,203

Year ended December
31,
2018

Segments	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Investment banking
Underwriting commission and brokerage fee	217,002,789	—	—	217,002,789
Financial advisory fee	71,588,340	—	—	71,588,340
Asset management
Management fee and performance-based incentive fee	—	43,465,186	—	43,465,186
Brokerage and handling fee	—	31,393,570	—	31,393,570
Strategic investment
Net fair value changes on financial assets at fair value through profit or loss and stock loan	—	—	256,460,295	256,460,295
Dividend income	—	—	99,227,724	99,227,724
Others	—	4,088,230	—	4,088,230

Total	288,591,129	78,946,986	355,688,019	723,226,134

Segments	Investment banking	Asset management	Total
	HK$	HK$	HK$
Timing of revenue recognition
Services transferred at a point in time	217,002,789	35,481,800	252,484,589
Services transferred over time	71,588,340	43,465,186	115,053,526

Total revenue from contracts with customers	288,591,129	78,946,986	367,538,115

Year ended December
31,
2019

Segments	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Investment banking
Underwriting commission and brokerage	403,573,912	—	—	403,573,912
Financial advisory fee	52,382,000	—	—	52,382,000
Asset management
Management fee and performance-based incentive fee	—	103,509,196	—	103,509,196
Brokerage and handling fees	—	19,383,099	—	19,383,099
Strategic investment
Net fair value changes on financial assets at fair value through profit or loss and stock loan	—	—	(641,603,993)	(641,603,993)
Net fair value changes on derivative financial instruments	—	—	1,165,220,000	1,165,220,000
Gain related to disposed investment	—	—	8,235,180	8,235,180
Dividend income	—	—	92,316,548	92,316,548
Others	—	1,158,069	—	1,158,069

Total	455,955,912	124,050,364	624,167,735	1,204,174,011

Segments	Investment banking	Asset management	Total
	HK$	HK$	HK$
Timing of revenue recognition
Services transferred at a point in time	403,573,912	20,541,168	424,115,080
Services transferred over time	52,382,000	103,509,196	155,891,196

Total revenue from contracts with customers	455,955,912	124,050,364	580,006,276

The following table shows the amount of revenue recognized in the current period that were included in the contract liabilities at the beginning of the reporting period:

	December 31, 2018	December 31, 2019
	HK$	HK$
Revenue recongised that was included in contract liabilities at the beginning of the reporting period:
Asset management	—	39,296,815

(ii)	Performance obligations
The Company started to receive advances from its customers of asset management in 2018. The transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December
31,
2018 and 2019 are as follows:

	December 31, 2018	December 31 , 2019
	HK$	HK$
Within one year	37,165,868	75,077,754
More than one year	17,945,950	36,896,409

	55,111,818	111,974,163

The remaining performance obligations expected to be recognized in more than one year relate to upfront fee that are to be satisfied within two years. All the other remaining performance obligations are expected to be recognized within one year.

Other income

	Year ended December 31,
	2017	2018	2019
	HK$	HK$	HK$
Bank interest income	158,863	7,681	1,115,839
Interest income from the immediate holding company (Note 26(a)(v)) (Note 26(b)(i))	—	—	17,562,104
Other income from a fellow subsidiary (Note 26 (b)(iv))	15,285,311	3,666,040	—
Management fee income from a fellow subsidiary	2,231,559	—	—
Others	238,433	11,719,054	3,412,325

	17,914,166	15,392,775	22,090,268